Offsets	Mar. 24, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ProMIS Neurosciences Inc.
Form or Filing Type	S-3
File Number	333-289577
Initial Filing Date	Aug. 13, 2025
Fee Offset Claimed	$ 7,547.83
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 49,300,000.00
Termination / Withdrawal Statement	The Registrant previously registered $50,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-289577) filed with the Securities and Exchange Commission on August 13, 2025, and declared effective on August 22, 2025 (the "Prior Registration Statement"). The Registrant paid an aggregate registration fee of $7,655.00 in connection with the Prior Registration Statement. The Registrant sold an aggregate of $700,000.00 of such securities under the Prior Registration Statement, leaving the balance of $49,300,000.00 (the "Unsold Securities"), representing $7,547.83 in registration fees, of such Unsold Securities under the Prior Registration Statement. Accordingly, the Registrant hereby applies the remaining balance of $7,547.83 in unused registration fees to offset the registration fee payable in connection with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ProMIS Neurosciences Inc.
Form or Filing Type	S-3
File Number	333-289577
Filing Date	Aug. 13, 2025
Fee Paid with Fee Offset Source	$ 7,547.83
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $7,655.00 of the registration fee previously paid in connection with the Prior Registration Statement (as defined below) in connection with the Unsold Securities (as defined below) to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.